SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (PRESENT VALUE OF FUTURE PROFITS) (Details)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Discount Rate Used To Determine Present Value of Future Insurance Profits	12.00%